UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                            Washington, D.C.  20549
                                                    FORM 13F
                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2005

Check here if Amendment       [ ]             Amendment Number:

This Amendment                [ ]             is a restatement
                              [ ]             adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       BANKERS TRUST CO, CR
Address:    221 3RD AVE. S.E.
            CEDAR RAPIDS, IA 52401


13F File Number: 28-01949

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARY PITCHER
Title: COMPLIANCE OFFICER
Phone: 515-245-2459
Signature, Place, and Date of Signing:

MARY PITCHER    DES MOINES, IOWA    01/03/2006

Report Type     (Check only one)
                [X]            13F HOLDINGS REPORT
                [ ]            13F NOTICE
                [ ]            13F COMBINATION REPORT


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           11
Form 13F Information Table Value Total:           $ 2,907

List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                   TITLE                  VALUE     SHARES/  SH/  PUT/ INVSTMT OTHER          VOTING AUTHORITY
  NAME OF ISSUER                   OF CLASS     CUSIP     (X $1000) PRN AMOUNTPRN CALL DISCRTN MANAGERS SOLE     SHARED   NONE

  AMERICAN INTERNATIONAL GROUP     COM          026874107       298     4365 SH        SOLE             4365
  ANHEUSER BUSCH                   COM          035229103       518    12054 SH        SOLE             12054
  EXXON MOBIL                      COM          30231G102       218     3885 SH        SOLE             3885
  GENERAL ELECTRIC CO.             COM          369604103       412    11763 SH        SOLE             11763
  JOHNSON & JOHNSON                COM          478160104       380     6330 SH        SOLE             6330
  MARINER                          COM          568459101         0    20000 SH        SOLE             20000
  MCLEODUSA INC                    COM          582266995        84    56600 SH        SOLE             56600
  MICROSOFT CORP                   COM          594918104       251     9600 SH        SOLE             9600
  PEPSICO INC                      COM          713448108       325     5500 SH        SOLE             5500
  PROCTER & GAMBLE                 COM          742718109       201     3468 SH        SOLE             3468
  WELLS FARGO                      COM          949746101       220     3497 SH        SOLE             3497